Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of Significant Accounting Policies [Abstract]
Low value assets (in Dollars)	$ 5,000	$ 5,000	$ 5,000
Profit percentage	10.00%	10.00%	10.00%		10.00%
Issued share capital percentage	50.00%	50.00%
Percentage of statutory reserve				10.00%